ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 43,483	$ 6,304	¥ 52,526
Accrued external research and development activities related expenses	264,972	38,417	367,976
Accrued cost in relation to planned dual listing			4,793
Payable due to an affiliate	64,782	9,393
Accrued private placement offering costs payable	161,106	23,358	57,381
Non-refundable incentive payment from depositary bank	6,428	932	2,369
Accrued traveling expenses, office expenses and others	165,801	24,039	108,290
Accounts Payable and Accrued Liabilities, Current	706,572	102,443	593,335
Non-current:
Non-refundable incentive payment from depositary bank	6,963	1,009	4,934
Non-refundable payment received in relation to the exclusive promotion right granted to a third party	10,000	1,450	10,000
Accounts Payable and Accrued Liabilities, Non-current	16,963	2,459	14,934
Total	¥ 723,535	$ 104,902	¥ 608,269